Shareholder Report, Holdings (Details) - Institutional Shares	Jun. 30, 2024
Ascendis Pharma AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Shift4 Payments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
AppLovin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Sweetgreen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
API Group Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Affirm Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Procore Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
CoStar Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
DoorDash, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Exact Sciences Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%